Cover	Feb. 02, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 02, 2024
Entity File Number	001-40715
Entity Registrant Name	PETVIVO HOLDINGS, INC.
Entity Central Index Key	0001512922
Entity Tax Identification Number	99-0363559
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5251 Edina Industrial Blvd.
Entity Address, City or Town	Edina
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55349
City Area Code	(952)
Local Phone Number	405-6216
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	PETV
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	PETVW
Security Exchange Name	NASDAQ